Inventory	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory

5. INVENTORY

Inventory at December 31, 2016 and 2015 consists of:

	December 31,
(Dollars in thousands)	2016	2015
Raw materials	$1,117	$1,587
Work in process	1,434	2,659
Finished goods	6,833	6,538

Total	$9,384	$10,784

The inventory reserves at December 31, 2016 and 2015 were $1.4 million and $2.3 million, respectively.